Intangibles - Summary of Estimated Future Amortization Expense Related to Net Carrying Amount of Intangible Assets (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 246,212
2017	246,212
2018	246,212
2019	246,212
2020	246,212
Sub-total	1,231,060
2021 and thereafter	535,272
Total	$ 1,766,332	$ 2,012,544